Fair Value Measurements - Additional Information (Detail) (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Fair Value Measurements [Line Items]
Fair value of derivative liabilities	$ 79,322	$ 1,817,100	$ 2,305,770
Level 3
Fair Value Measurements [Line Items]
Fair value of derivative liabilities	$ 79,322	$ 1,817,100	$ 2,305,770